Unaudited Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,971)	$ (295)	¥ (169,653)	¥ (386,297)
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization	16,681	2,490	21,061
Amortization of operating lease right-of-use assets	10,833	1,617	46,161
Net gain on disposal of property and equipment	(21,944)	(3,276)	(27)
Impairment loss of goodwill			6,002
Impairment of digital assets	4,890	730
Provision for /(Reversal of) impairment loss of account receivables and other receivables	(2,937)	(438)	2,672
Equity in income on equity method investments	(2,984)	(445)	(1,449)
Deferred income tax expense(benefit)	(5,542)	(827)	2,892
Loss on disposal and closure of subsidiaries and branches	9,653	1,441	5,495
Warrant financing			2,404
Share-based compensation expenses	5,099	761	38,358
Changes in operating assets and liabilities, net of effect of acquisitions and disposals of subsidiaries:
Decrease in contract assets	1,478	221	596
(Increase)/decrease in accounts receivable	3,988	595	(5,296)
Decrease in other contract costs	6,987	1,043	6,196
Decrease /(Increase) in prepayments and other current assets	(27,631)	(4,125)	26,497
Increase of digital assets	(10,920)	(1,630)
Decrease in other non-current assets	6,035	901	3,276
Decrease in accounts payable	(4,224)	(631)	(192)
Decrease in deferred revenue	(50,298)	(7,509)	(13,804)
Decrease in salary and welfare payable	(7,891)	(1,178)	(8,585)
Decrease in financial liabilities from contracts with customers	(70,136)	(10,471)	(54,413)
(Decrease) /Increase in accrued expenses and other payables	11,762	1,756	(13,053)
Decrease in prepaid tax	4,587	685	62
Decrease in operating lease liabilities	(7,070)	(1,056)	(55,499)
Increase/(decrease) in income taxes payable	(3,651)	(544)	7,306
Net cash flow used in operating activities	(135,206)	(20,185)	(152,993)
Cash flows from investing activities:
Disposal of subsidiaries			(2,021)
Purchases of property and equipment	(63,475)	(9,477)	(1,530)
Proceeds from disposal of property and equipment	72,500	10,824	59
Advances to related parties	(400)	(60)	(813)
Repayment of advances to related parties	328	49	3,970
Purchase of equity method investments	(12,196)	(1,821)
Net cash used in investing activities	(3,243)	(485)	(335)
Cash flows from financing activities:
Advances from related parties	1,837	274	108,020
Repayment of advances from related parties	(8,180)	(1,221)	(84,117)
Distributions in connection with Reorganization			272,269
Proceeds from bank loans			27,000
Repayment of bank loans	(6,000)	(896)	(117,921)
Net cash generated from/(used in) financing activities	(12,343)	(1,843)	205,251
Net increase/(decrease) in cash and cash equivalents and restricted cash	(150,792)	(22,513)	51,923
Cash and cash equivalents and restricted cash at the beginning of the year	177,244	26,462	100,473	100,473
Cash and cash equivalents and restricted cash at the end of the year	26,452	3,949	152,396	¥ 177,244
Supplemental disclosure of cash flow information:
Interest paid	20	3	3,475
Income tax paid	633	95	56
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	13,318	1,988	144,181
Restricted cash	13,134	1,961	8,215
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 26,452	$ 3,949	¥ 152,396